Income Taxes - Reconciliation between domestic and international earnings (loss) before income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Domestic					$ (1,374,250)	$ (14,303,215)
International					(10,090,195)	139,108
Earnings/(loss) before income taxes	$ (9,279,205)	$ (2,750,008)	$ (21,780,225)	$ (9,412,471)	$ (11,464,445)	$ (14,164,107)